Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Unrecognized Commitments	The following table summarizes the Company’s estimated future unrecognized commitments associated with firm transportation agreements as at December 31, 2023:
($ thousands)	Remaining 2024	2025	2026	2027	2028	Beyond 2028	Total
Transportation	31,880	30,561	28,956	29,044	29,170	203,198	352,809
Total	$31,880	$30,561	$28,956	$29,044	$29,170	$203,198	$352,809